Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Information
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
For the year ended December 31, 2018
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Communications
Mobility	$71,344	$41,266	$30,078	$8,355	$21,723	$(1)	$21,722
Entertainment Group	46,460	36,430	10,030	5,315	4,715	(2)	4,713
Business Wireline	26,827	16,245	10,582	4,754	5,828	(1)	5,827
Total Communications	144,631	93,941	50,690	18,424	32,266	(4)	32,262
WarnerMedia
Turner	6,979	3,794	3,185	131	3,054	54	3,108
Home Box Office	3,598	2,187	1,411	56	1,355	29	1,384
Warner Bros.	8,703	7,130	1,573	96	1,477	(28)	1,449
Other	(339)	(145)	(194)	22	(216)	(30)	(246)
Total WarnerMedia	18,941	12,966	5,975	305	5,670	25	5,695
Latin America
Vrio	4,784	3,743	1,041	728	313	34	347
Mexico	2,868	3,415	(547)	510	(1,057)	-	(1,057)
Total Latin America	7,652	7,158	494	1,238	(744)	34	(710)
Xandr	1,740	398	1,342	9	1,333	-	1,333
Segment Total	172,964	114,463	58,501	19,976	38,525	$55	$38,580
Corporate and Other
Corporate	1,240	1,630	(390)	1,498	(1,888)
Acquisition-related items	(49)	1,185	(1,234)	6,931	(8,165)
Certain significant items	-	899	(899)	26	(925)
Eliminations and consolidations	(3,399)	(1,947)	(1,452)	(1)	(1,451)
AT&T Inc.	$170,756	$116,230	$54,526	$28,430	$26,096

For the year ended December 31, 2017
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Communications
Mobility	$71,090	$42,871	$28,219	$8,015	$20,204	$-	$20,204
Entertainment Group	49,995	38,903	11,092	5,621	5,471	-	5,471
Business Wireline	29,293	18,492	10,801	4,789	6,012	(2)	6,010
Total Communications	150,378	100,266	50,112	18,425	31,687	(2)	31,685
WarnerMedia
Turner	430	331	99	4	95	45	140
Home Box Office	-	-	-	-	-	-	-
Warner Bros.	-	-	-	-	-	-	-
Other	-	4	(4)	-	(4)	(74)	(78)
Total WarnerMedia	430	335	95	4	91	(29)	62
Latin America
Vrio	5,456	4,172	1,284	849	435	87	522
Mexico	2,813	3,232	(419)	369	(788)	-	(788)
Total Latin America	8,269	7,404	865	1,218	(353)	87	(266)
Xandr	1,373	169	1,204	2	1,202	-	1,202
Segment Total	160,450	108,174	52,276	19,649	32,627	$56	$32,683
Corporate and Other
Corporate	1,522	3,306	(1,784)	97	(1,881)
Acquisition-related items	-	798	(798)	4,608	(5,406)
Certain significant items	(243)	3,880	(4,123)	33	(4,156)
Eliminations and consolidations	(1,183)	31	(1,214)	-	(1,214)
AT&T Inc.	$160,546	$116,189	$44,357	$24,387	$19,970

For the year ended December 31, 2016
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Communications
Mobility	$72,587	$43,567	$29,020	$8,277	$20,743	$-	$20,743
Entertainment Group	50,660	38,909	11,751	5,861	5,890	8	5,898
Business Wireline	30,985	19,954	11,031	5,235	5,796	-	5,796
Total Communications	154,232	102,430	51,802	19,373	32,429	8	32,437
WarnerMedia
Turner	418	318	100	5	95	52	147
Home Box Office	-	-	-	-	-	-	-
Warner Bros.	-	-	-	-	-	-	-
Other	-	-	-	-	-	(51)	(51)
Total WarnerMedia	418	318	100	5	95	1	96
Latin America
Vrio	4,910	3,847	1,063	834	229	52	281
Mexico	2,373	2,983	(610)	332	(942)	-	(942)
Total Latin America	7,283	6,830	453	1,166	(713)	52	(661)
Xandr	1,333	99	1,234	1	1,233	-	1,233
Segment Total	163,266	109,677	53,589	20,545	33,044	$61	$33,105
Corporate and Other
Corporate	1,754	3,458	(1,704)	97	(1,801)
Acquisition-related items	-	1,203	(1,203)	5,177	(6,380)
Certain significant items	(23)	35	(58)	29	(87)
Eliminations and consolidations	(1,211)	23	(1,234)	(1)	(1,233)
AT&T Inc.	$163,786	$114,396	$49,390	$25,847	$23,543

Reconciliation of Operating Income (Loss) from Segments to Consolidated [Table Text Block]

	2018	2017	2016
Communications	$32,262	$31,685	$32,437
WarnerMedia	5,695	62	96
Latin America	(710)	(266)	(661)
Xandr	1,333	1,202	1,233
Segment Contribution	38,580	32,683	33,105
Reconciling Items:
Corporate and Other	(1,888)	(1,881)	(1,801)
Merger and integration items	(1,234)	(798)	(1,203)
Amortization of intangibles acquired	(6,931)	(4,608)	(5,177)
Employee separation charges	(587)	(445)	(344)
Gain on wireless spectrum transactions	-	181	714
Natural disaster items	(181)	(626)	(67)
Impairments and other charges	(157)	(3,046)	(390)
Tax reform special bonus	-	(220)	-
Segment equity in net income of affiliates	(55)	(56)	(61)
Eliminations and consolidations	(1,451)	(1,214)	(1,233)
AT&T Operating Income	26,096	19,970	23,543
Interest Expense	7,957	6,300	4,910
Equity in net income (loss) of affiliates	(48)	(128)	98
Other income (expense) - Net	6,782	1,597	1,081
Income Before Income Taxes	$24,873	$15,139	$19,812

Schedule of Revenues by Geographic Region [Table Text Block]
	2018		2017		2016
	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment
United States	$154,795	$123,457	$149,841	$118,200	$154,039	$118,664
Europe	4,073	1,634	1,064	392	1,122	374
Mexico	3,100	3,467	2,913	3,619	2,472	2,520
Brazil	2,724	1,213	2,948	1,447	2,797	1,265
Asia/Pacific Rim	2,214	408	829	194	817	189
All other Latin America	3,055	1,217	2,743	1,294	2,348	1,828
Other	795	77	208	76	191	59
Total	$170,756	$131,473	$160,546	$125,222	$163,786	$124,899

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Intersegment Reconciliation
	2018	2017	2016
Intersegment revenues
Communications	$13	$-	$-
WarnerMedia	1,875	134	134
Latin America	-	-	-
Xandr	-	-	-
Total Intersegment Revenues	1,888	134	134
Consolidations	1,511	1,049	1,077
Eliminations and consolidations	$3,399	$1,183	$1,211

		Investments in Equity Method Investees	Capital Expenditures

At or for the year ended December 31, 2018	Assets

Communications	$485,360	$3	$19,509
WarnerMedia	132,453	5,547	581
Latin America	18,148	677	745
Xandr	2,718	-	106
Corporate and eliminations	(106,815)	18	310
Total	$531,864	$6,245	$21,251